Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - Expected credit loss segregated by product (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 269,347	R$ 175,188
Financial assets at fair value through other comprehensive income
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	8,077	7,527
Financial assets at fair value through other comprehensive income | Securities
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	8,077	7,527
Evaluated at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	239,828	166,647
Evaluated at amortized cost | Securities
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	2,924	2,497
Evaluated at amortized cost | Securities purchased under agreements to resell
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	2,681	2,569
Evaluated at amortized cost | Loans and credit card operations
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	43,149	23,396
Evaluated at amortized cost | Securities trading and intermediation
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	105,179	81,988
Evaluated at amortized cost | Accounts Receivable
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	34,786	6,531
Evaluated at amortized cost | Others
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	51,109	49,666
On-balance exposures
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	247,905	174,174
Off-balance exposures
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	6,228	1,014
Other off-balance exposures
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 15,214	R$ 0